Dividend per common share	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Dividend per common share
17 Dividend per common share
Aegon declared interim and final dividends on common shares for the years 2022 through 2024, in the amounts set forth in the following table. As previously announced, Aegon has moved to a cash only dividend as from the 2022 final dividend. The 2024 interim dividend amounted to EUR 0.16 per common share and EUR 0.004 per common share B, which has financial rights attached to it of 1/40th of a common share. The interim dividend was paid on September 26, 2024. At the General Meeting of Shareholders currently scheduled for June 12, 2025, the Board of Directors will, in line with its earlier announcement and barring unforeseen circumstances, propose a final dividend of EUR 0.19 per common share, and EUR 0.00475 per common share B. The final dividend for 2024 brought the total dividend for 2024 to EUR 0.35 per common share and EUR 0.00875 per common share B.

	EUR per common share

Year	Interim	Final		Total

2022	0.11	0.12		0.23

2023	0.14	0.16		0.30

2024	0.16	0.19	1	0.35

1	Proposed